Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Bernstein Fund Inc
Prospectus Date	rr_ProspectusDate	Jun. 29, 2018
Document Creation Date	dei_DocumentCreationDate	Jun. 29, 2018